Convertible Preferred Stock (Predecessor) - Tabular (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Convertible Preferred Stock
Shares Authorized		44,666,035
Shares Issued		21,257,708
Shares Outstanding		21,257,708
Per Share Preference	$ 7.3097
Preferential Liquidation Value		$ 141,920
Carrying Value, Net of Issuance Costs		$ 137,949
Series A
Convertible Preferred Stock
Shares Authorized		7,393,333
Shares Issued		2,505,508
Per Share Preference	5.4779	$ 5.4779
Preferential Liquidation Value		$ 13,725
Carrying Value, Net of Issuance Costs		$ 13,819
Series A-1
Convertible Preferred Stock
Shares Authorized		4,107,414
Per Share Preference		$ 5.4779
Series A-2
Convertible Preferred Stock
Shares Authorized		4,846,750
Shares Issued		4,846,750
Per Share Preference		$ 5.4779
Preferential Liquidation Value		$ 26,550
Carrying Value, Net of Issuance Costs		$ 26,379
Series B
Convertible Preferred Stock
Shares Authorized		20,520,678
Shares Issued		6,244,395
Per Share Preference	$ 7.3097	$ 7.3097
Preferential Liquidation Value		$ 45,645
Carrying Value, Net of Issuance Costs		$ 43,896
Series B-1
Convertible Preferred Stock
Shares Authorized		136,805
Per Share Preference		$ 7.3097
Series B-2
Convertible Preferred Stock
Shares Authorized		7,661,055
Shares Issued		7,661,055
Per Share Preference		$ 7.3097
Preferential Liquidation Value		$ 56,000
Carrying Value, Net of Issuance Costs		$ 53,855